Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 7,817,780	$ 9,016,981
Work in process
Finished goods	4,407,672	5,133,030
Goods in transit	583,239	1,714,861
Inventory provision	(1,699,092)	(1,445,947)	$ (1,099,914)
Total inventories, net	$ 11,109,599	$ 14,418,925